Convertible Advance Investments (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 27, 2023	Dec. 31, 2023	Feb. 17, 2022	Aug. 25, 2021	Mar. 25, 2021	May 07, 2020	Aug. 06, 2019
Convertible Advance Investment [Line Items]
Amount raised			$ 350
Aggregate investment					$ 54	$ 75
Redemption payment percentage		200.00%
Conversion price		80.00%
Convertible ordinary Shares (in Shares)		1,142,856
Conversion price (in Dollars per share)		$ 3.2
Changes in the fair value		$ 269
IPO [Member]
Convertible Advance Investment [Line Items]
Conversion price		80.00%
Public offering price (in Dollars per share)	$ 4	$ 4
Advance Investment Agreements [Member]
Convertible Advance Investment [Line Items]
Amount raised				$ 560			$ 3,097
Aggregate investment		$ 10,000
Discount percentage		20.00%
Advance Investment Agreements [Member] | Convertible Preferred Stock [Member]
Convertible Advance Investment [Line Items]
Aggregate investment		$ 10,000
Discount percentage		20.00%
Conversion amount		$ 62,500